Note 17 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of deferred income taxes [text block]
	December 31, 2017	December 31, 2016	December 31, 2015
Loss before income taxes	$(5,231,295)	$(4,023,504)	$(1,549,125)
Statutory rate	26.00%	26.00%	26.00%

Expected income tax	(1,360,137)	(1,046,111)	(402,773)
Effect of different tax rates in foreign jurisdictions	9,728	343	(8,855)
Non-deductible share-based payments	700,198	485,943	247,192
Other permanent items	3,360	2,022	213,166
Change in deferred tax assets not recognized	1,921,226	3,518,776	(574,942)
Impact of change in tax rates	(348,020)	-	-
Impact of change in expected manner of recovery	-	853,274	(306,411)
Share issuance costs	(399,602)	(39,241)	(21,723)
True-ups and other	(526,753)	(3,775,006)	449,746
Deferred income tax (recovery) expenses	$-	$-	$(404,600)

Disclosure of deferred tax assets and liabilities [text block]
	December 31, 2017	December 31, 2016

Deferred tax assets
Non-capital losses	$4,282,555	$4,570,832

Deferred tax liabilities
Exploration and evaluation assets	(5,717,437)	(6,005,714)

Net deferred tax liabilities	$(1,434,882)	$(1,434,882)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31, 2017	December 31, 2016

Non-capital loss carry forwards	$17,803,193	$13,238,619
Capital loss carry forwards	24,538,993	24,538,993
Exploration and evaluation assets	8,221,842	8,221,842
Share issue costs	1,778,234	548,690
Property, plant and equipment	10,127	33,492
Cumulative eligible capital deduction	507,429	545,623
Investment tax credit	239,849	239,849
	$53,099,667	$47,367,108